Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2022	2021

Net operating loss carry-forward (1)	$6,814	$7,240
Net capital loss carry-forward (1)	6,848	6,848
Allowances and provisions	176	142
Intangible assets, net	(89)	(51)

	13,749	14,179

Valuation allowance (2)	$(13,749)	$(14,179)

Net deferred tax Liability	$-	$-

(1)	See Note 15b.

(2)	In the years 2022 and 2021, the Company has provided valuation allowances on deferred tax assets that result from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2022 was mainly due to Utilization of net operating loss carry forward in the amount of $6,814 which deferred tax asset were not recognized.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2022	2021	2020

Current	$6	2	$-
Other	-	(41)	-

	$6	(39)	$-

Domestic	$-	(41)	$-
Foreign	6	2	-

	$6	(39)	$-

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2022	2021	2020

Domestic	$1,276	389	$(966)
Foreign	6	23	6

	$1,282	412	$(960)